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                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
                               SEPARATE ACCOUNT H
                 JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
                               SEPARATE ACCOUNT A

       Supplement dated January 15, 2010 to PROSPECTUSES dated May 1, 2009

The information below supplements prospectuses dated May 1, 2009 for GIFL ROLLOVER VARIABLE ANNUITY Contracts (as supplemented September 25, 2009) issued by John Hancock Life Insurance Company (U.S.A.) or John Hancock Life Insurance Company of New York (the "Supplement").

You should read this Supplement together with the current prospectus for the Contract you purchase (the "Annuity Prospectus"), and retain both documents for future reference. If you would like another copy of the Annuity Prospectus, please contact our Annuities Service Center at 1-800-344-1029, or in New York State, 1-800-551-2078 to request a free copy. You may also visit our websites at www.jhannuities.com or www.jhannuitiesnewyork.com.

                     Changes to Variable Investment Options

This Supplement describes changes to several Investment Options currently available in your Contract:

     - Effective January 1, 2010, MFC Global Investment Management (U.S.A.) Limited ceased providing subadvisory services to the following fund-of-funds:

               -    Franklin Templeton Founding Allocation Trust

     - Effective January 1, 2010, Deutsche Investment Management Americas Inc. commenced providing subadvisory consulting services directly to John Hancock Investments Management Services, LLC, the investment adviser to the John Hancock Trust, in its management of the following funds-of-funds:

               -    Lifestyle Balanced

               -    Lifestyle Conservative

               -    Lifestyle Growth, and

               -    Lifestyle Moderate

Accordingly, we revise and replace in their entirety the disclosure in the following sections of the Annuity Prospectus.

FRONT PAGE

VARIABLE INVESTMENT OPTIONS. You may allocate Contract Values or Additional Purchase Payments, to the extent permitted under your Contract, in Variable Investment Options. If you do, we will measure your Contract Value and Variable Annuity payments according to the investment performance of applicable Subaccounts of JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H or, in the case of John Hancock New York, applicable Subaccounts of JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A (singly, a "Separate Account" and collectively, the "Separate Accounts"). Each Subaccount invests in one of the following Portfolios of John Hancock Trust that corresponds to a Variable Investment Option that we make available on the date of this Prospectus. John Hancock Investments Management Services, LLC ("JHIMS LLC") is the investment adviser to the John Hancock Trust. We show the Portfolio's manager (i.e., JHIMS LLC or a subadviser) in bold above the name of the
Portfolio:

                JOHN HANCOCK INVESTMENT MANAGEMENT SERVICES, LLC
                  Franklin Templeton Founding Allocation Trust

                MFC GLOBAL INVESTMENT MANAGEMENT (U.S.A.) LIMITED
                       American Fundamental Holdings Trust
                      American Global Diversification Trust
                     Core Diversified Growth & Income Trust
                            Lifestyle Balanced Trust
                          Lifestyle Conservative Trust
                             Lifestyle Growth Trust
                            Lifestyle Moderate Trust
                               Money Market Trust


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V. GENERAL INFORMATION ABOUT US, THE SEPARATE ACCOUNTS AND THE PORTFOLIOS - THE
PORTFOLIOS

THE PORTFOLIOS

....

Funds-of-Funds

Each of the John Hancock Trust's American Fundamental Holdings, American Global Diversification, Core Diversified Growth & Income Trust, Franklin Templeton Founding Allocation, Lifestyle Balanced, Lifestyle Conservative, Lifestyle Growth and Lifestyle Moderate Trusts ("JHT Funds of Funds") is a "fund-of-funds" that invests in other underlying mutual funds. Expenses for a fund-of-funds may be higher than that for other portfolios because a fund-of-funds bears its own expenses and indirectly bears its proportionate share of expenses of the underlying portfolios in which it invests. The prospectus for each of the JHT Funds of Funds contains a description of the underlying portfolios for that Portfolio, including expenses and associated investment risks. Effective January 1, 2010 JHIMS LLC retained Deutsche Investment Management Americas Inc. ("DIMA") to provide direct subadvisory consulting services in its management of the Lifestyle Balanced, Lifestyle Conservative, Lifestyle Growth and Lifestyle Moderate Portfolios.

....

Portfolio Investment Objectives and Strategies

You bear the investment risk of any Portfolio you choose as a Variable Investment Option for your Contract. The following table contains a general description of the Portfolios that we make available under the Contracts. You can find a full description of each Portfolio, including the investment objectives, policies and restrictions of, and the risks relating to, investment in the Portfolio in the prospectus for that Portfolio. YOU CAN OBTAIN A COPY OF A PORTFOLIO'S PROSPECTUS WITHOUT CHARGE, BY CONTACTING US AT THE ANNUITIES SERVICE CENTER SHOWN ON THE FIRST PAGE OF THIS PROSPECTUS. YOU SHOULD READ THE PORTFOLIO'S PROSPECTUS CAREFULLY BEFORE INVESTING IN THE CORRESPONDING VARIABLE INVESTMENT OPTION.

                               JOHN HANCOCK TRUST

    We show the Portfolio's manager in bold above the name of the Portfolio and we list the Portfolios alphabetically by manager.

JOHN HANCOCK INVESTMENT MANAGEMENT SERVICES, LLC
   Franklin Templeton Founding Allocation Trust     Seeks long-term growth of capital. To do this, the Portfolio invests primarily in three underlying Portfolios: Global Trust, Income Trust and
                                                    Mutual Shares Trust. The Portfolio is a fund-of-funds and is also authorized to invest in other underlying Portfolios and investment companies.

MFC GLOBAL INVESTMENT MANAGEMENT (U.S.A.) LIMITED

   American Fundamental Holdings Trust              Seeks long term growth of capital. To do this, the Portfolio invests primarily in four portfolios of the American Funds Insurance Series: Bond
                                                    Fund, Growth Fund, Growth-Income Fund, and International Fund. The
                                                    Portfolio is permitted to invest in six other portfolios of the American
                                                    Funds Insurance Series as well as other portfolios, investment companies, and other types of investments.

   American Global Diversification Trust            Seeks long term growth of capital. To do this, the Portfolio invests primarily in five portfolios of the American Funds Insurance Series: Bond
                                                    Fund, Global Growth Fund, Global Small Capitalization Fund, High-Income
                                                    Bond Fund, and New World Fund. The Portfolio is permitted to invest in five other portfolios of the American Funds Insurance Series as well as other portfolios, investment companies, and other types of investments.


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                               JOHN HANCOCK TRUST

    We show the Portfolio's manager in bold above the name of the Portfolio and we list the Portfolios alphabetically by manager.

MFC GLOBAL INVESTMENT MANAGEMENT (U.S.A.) LIMITED - CONTINUED

   Core Diversified Growth & Income Trust           Seeks long term growth of capital. The Portfolio operates as a fund-of-funds and invests in other underlying Portfolios, as well as other types of investments. Under normal market conditions, the Portfolio generally invests between 65% and 75% of its assets in equity securities, which include securities held by the underlying Portfolios, and between
                                                    25% and 35% of its assets in fixed income securities, which include securities held by the underlying Portfolios. When purchasing shares of other John Hancock funds, the Portfolio only purchases NAV shares (which are not subject to Rule 12b-1 fees).

   Lifestyle Balanced Trust                         Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. The Portfolio operates as a fund-of-funds and normally invests approximately 40% of its assets in underlying Portfolios which invest primarily in fixed income securities, and approximately 60% in underlying Portfolios which invest primarily in equity securities. The subadviser may change this allocation from time to time.

   Lifestyle Conservative Trust                     Seeks a high level of current income with some consideration given to growth of capital. The Portfolio operates as a fund-of-funds and normally invests approximately 80% of its assets in underlying Portfolios which invest primarily in fixed income securities, and approximately 20% in underlying Portfolios which invest primarily in equity securities. The subadviser may change this allocation from time to time.

   Lifestyle Growth Trust                           Seeks long-term growth of capital. Current income is also a consideration.
                                                    The Portfolio operates as a fund-of-funds and normally invests approximately 20% of its assets in underlying Portfolios which invest primarily in fixed income securities, and approximately 80% in underlying
                                                    Portfolios which invest primarily in equity securities. The subadviser may change this allocation from time to time.

   Lifestyle Moderate Trust                         Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on income. The Portfolio operates as a fund-of-funds and normally invests approximately 60% of its assets in underlying Portfolios which invest primarily in fixed income securities, and approximately 40% in underlying Portfolios which invest primarily in equity securities. The subadviser may change this allocation from time to time.

   Money Market Trust                              Seeks to obtain maximum current income consistent with preservation of principal and liquidity. To do this, the Portfolio invests in high quality, U.S. dollar denominated money market instruments.
                                                   Note: The returns of a Money Market Subaccount in your Contract may become extremely low or possibly negative if the interest rates earned by the underlying Money Market Portfolio are not sufficient to offset Contract expense deductions.

You should retain this Supplement for future reference.

                        SUPPLEMENT DATED JANUARY 15, 2010

01/10:   333-149421   333-149422


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